GENERAL	6 Months Ended
Jun. 30, 2022
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Compugen (the “Company”) is a clinical-stage, therapeutic discovery and development company utilizing its proprietary computational discovery platforms to identify novel drug targets and develop therapeutics in the field of cancer immunotherapy. The Company’s innovative immuno-oncology pipeline consists of four clinical stage programs, targeting immune checkpoints the Company discovered computationally, COM701, COM902, bapotulimab (formerly known as BAY 1905254) and AZD2936. The Company’s therapeutic pipeline also includes early-stage immuno-oncology programs consists of programs aiming to address various mechanisms of immune resistance, including myeloid targets. The innovative immuno-oncology pipeline, the strategic collaborations and the Company’s computational discovery engine serves as the three key corporate building blocks.

b.	The Company is headquartered in Holon, Israel. Its clinical development activities operate from its U.S. subsidiary in South San Francisco, California.

c.
On August 5, 2013, the Company entered into a Research and Development Collaboration and License Agreement (“Bayer Agreement”) with Bayer Pharma AG (“Bayer”) for the research, development, and commercialization of antibody-based therapeutics against two novel Compugen-discovered immune checkpoint regulators.

Under the terms of the Bayer Agreement, the Company received an upfront payment of $10,000, and, following the return of the CGEN 15022 program in 2017 to the Company, the Company is eligible to receive an aggregate of over $250,000 in potential milestone payments, not including aggregate milestone payments of approximately $23,000 received to date. Additionally, the Company is eligible to receive mid to high single digit royalties on global net sales of any approved products under the collaboration.

Pursuant to the terms of Bayer Agreement, bapotulimab program was transferred to Bayer’s full control for further preclinical and clinical development activities, and worldwide commercialization under milestone and royalty bearing licenses from Compugen.

d.
Effective March 30, 2018, the Company entered into an exclusive license agreement with MedImmune Limited, the global biologics research and development arm of AstraZeneca (“AstraZeneca”) to enable the development of bi-specific and multi-specific immuno-oncology antibody products. Under the terms of the agreement, Compugen provided an exclusive license to AstraZeneca for the development of bi-specific and multi-specific antibody products derived from COM902. AstraZeneca has the right to create multiple products under this license and will be solely responsible for all research, development and commercial activities under the agreement. Compugen received a $10,000 upfront payment and $8,000 milestone payment out of up to $200,000 that the Company is eligible to receive in development, regulatory and commercial milestones for the first product as well as tiered royalties on future product sales. If additional products are developed, additional milestones and royalties would be due to Compugen for each product.

e.
On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement (the “Master Clinical Agreement”) with Bristol-Myers Squibb Company (“Bristol-Myers Squibb”) to evaluate the safety and tolerability of Compugen’s COM701 in combination with Bristol-Myers Squibb’s PD-1 immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors. Pursuant to the Master Clinical Agreement, Compugen is responsible for and will continue sponsoring the ongoing two-part Phase 1 trial, which includes the evaluation of the combination of COM701 and Opdivo®. The collaboration was also designed to address potential future combinations, including trials sponsored by Bristol-Myers Squibb to investigate combined inhibition of checkpoint mechanisms, such as PVRIG and TIGIT. Bristol-Myers Squibb and Compugen each supplies its own compound(s) for the studies, and otherwise each party is responsible for all costs associated with the study that it is conducting.

In conjunction with the signing of the Master Clinical Agreement, Bristol-Myers Squibb made a $12,000 investment in Compugen, see Note 5a.

On February 14, 2020, the Master Clinical Agreement with Bristol-Myers Squibb was amended to include a triple combination clinical trial to evaluate the safety, tolerability and antitumor activity of COM701 in combination with Opdivo® (nivolumab), and Bristol-Myers Squibb’s antibody targeting TIGIT known as BMS-986207, in patients with advanced solid tumors, instead of the planned expansion of the combined therapy study designed to evaluate the dual combination of COM701 and Opdivo®.

Pursuant to the Master Clinical Agreement, as amended, the Company sponsors the two-part Phase 1/2 trial, which includes the evaluation of the triple combination of COM701, Opdivo® and BMS-986207, in patients with advanced solid tumors where Bristol-Myers Squibb provides Opdivo® and BMS-986207 at no cost to the Company.

As part of the said amendment, it was agreed that the Company will complete the dose escalation arm of the dual combination of COM701 with Opdivo® under the Phase 1 study and will not continue the expansion cohorts of the dual combination.

On February 19, 2021, the Master Clinical Agreement was further amended to include an expansion of the Phase 1 combination study designed to evaluate the dual combination of COM701 and Opdivo® in patients with advanced solid tumors, where Compugen is responsible for and sponsors the expansion cohort and Bristol-Myers Squibb provides Opdivo® at no cost to us for this study.

On November 10, 2021, the Agreement was further amended to establish a joint steering committee (alongside the existing joint development committee which acts at an operational level) to facilitate strategic oversight and guidance for the programs run under the collaboration.

In conjunction with the signing of the amendment to the Agreement in November 2021, Bristol-Myers Squibb made a $20,000 investment in Compugen, see Note 5a.